Expense Example - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity Large Cap Growth Enhanced Index Fund - Fidelity Large Cap Growth Enhanced Index Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493